Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Due from Related Parties	The amount due from related parties consisted of the following:
		As of September 30,
Name	Relationship with the Company	2024	2024	2023
		HK$	US$	HK$
Leung Tsz Him	CEO of our Company	—	—	—
Wittelsbach Group Holding Limited	Shareholder	51	7	51
Hanoverian International Group Limited	Shareholder	22	3	22
Zihua Shengshi Holding Group Limited	Shareholder	19	3	19
Tsang Chun Ho	Shareholder	3	—	3
Leung Ka Fai	Shareholder	3	—	3
XU Qinxiang	Shareholder	2	—	2
ChainGate AI Limited	Common director	42,700	5,496
Fuchsia Capital Limited	Controlled by the Company’s Executive Director	—	—	683,438
		42,800	5,509	683,538

Schedule of Due to Related Parties	The amount due to related parties consisted of the following:
		As of September 30,
Name	Relationship with the Company	2024	2024	2023
		HK$	US$	HK$
Simplus IO Limited	Controlled by the Company’s CEO	—	—	—
Leung Tsz Him	CEO of our Company	961,197	123,717	216,308
Choi Tan Yee	CFO of our Company	28,459	3,663	228071
		989,656	127,380	444,379

Schedule of Transactions with Related Parties	In addition, the Company had the following transactions with related parties:
	Relationship		For the year ended September 30,
Name	with the Company	Nature	2024	2024	2023	2022
			HK$	US$	HK$	HK$
ProAlgories Limited	Controlled by the Company’s CEO’s spouse	(System development service revenue)/ Management fee	—	—	110,000	400,000
Simplus IO Limited	Controlled by the Company’s CEO	Management fee	252,000	32,435	435,000	839,000
		Rental expenses	—	—	—	151,923
Fuchsia Capital Limited	Owned by the Company’s Executive Director	NFT-related services income	—	—	1,410,000	—
Rainbow Capital (HK) Limited	Owned by the Company’s CFO	Listing expenses	—	—	2,300,000	—